Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Equity and Other Investments	$ 3,597	$ 1,954
Related Party
Related Party Transaction [Line Items]
Equity and Other Investments	$ 260